GOODWILL AND INTANGIBLE ASSETS (Q3) (Textuals) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of acquired intangible assets	$ 45	$ 44	$ 132	$ 44	$ 87		$ 22